Restructuring - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring (credits) charges	$ 0.9	$ 28.5	$ 29.5
Restructuring accrual in other current liabilities	6.5	30.1
Restructuring accrual in other non-current liabilities	$ 6.2	$ 7.3